Pensions (Details) - Defined Benefit Plan Costs and Key Assumptions - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	2.33%	2.54%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount rate	2.54%	2.54%
Expected long-term return on plan assets	2.54%	2.54%
Maximum
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	2.47%	2.93%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount rate	2.93%	2.93%
Expected long-term return on plan assets	2.93%	2.93%
Defined benefit plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Interest cost	$ 2.7
Expected return on plan assets	(2.7)	$ (0.7)
Net benefit cost	0.0	0.0
Net defined benefit plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Interest cost	$ 2.7	$ 0.7